Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

2024 Pay Versus Performance Table

The table below shows the following information for the past five fiscal years: (i) “total” compensation for our NEOs for purposes of the “Summary Compensation Table” and shown on an average basis for the non-CEO NEOs; (ii) the “Compensation Actually Paid” (CAP) to our NEOs (calculated using rules required by the SEC) and shown on an average basis for the non-CEO NEOs; (iii) our total shareholder return (TSR); (iv) the TSR of our peer group; (v) our GAAP Net Income; and (vi) our Core EPS. CAP does not represent the value of cash and shares of the company’s common stock received by the NEOs during the applicable year, but rather is an amount calculated under SEC rules and includes, among other things, year-over-year changes in the value of unvested equity-based awards. As a result of the calculation methodology required by the SEC, the CAP amounts in the table below differ from compensation actually received by the NEOs and the compensation decisions described in the “Compensation Discussion and Analysis” discussion in this Proxy Statement.

Year	“Summary Compensation Table” Total for CEO(1) ($)	Compensation Actually Paid to CEO(2) ($)	Average “Summary Compensation Table” Total for Other NEOs(1) ($)	Average Compensation Actually Paid to Other NEOs(2) ($)	Company TSR(3) ($)	Peer Group TSR(3) ($)	GAAP Net Income ($ in thousands)	Core EPS ($)

2024	21,556,187	49,646,136	6,415,263	10,396,173	214.21	121.54	968,000	5.10

2023	18,358,834	16,844,606	5,448,974	5,440,481	151.88	89.51	985,747	3.84

2022	25,912,100	1,749,522	5,259,697	(1,880,786)	125.57	78.83	1,407,370	5.69

2021	13,908,085	67,396,503	6,090,375	17,034,237	177.04	121.21	1,836,574	5.33

2020	11,993,465	(11,520,049)	3,675,860	753,759	102.33	82.24	751,989	3.27

(1)
The CEO for each year reported was Robert E. Sulentic. The other NEOs for each year reported are as follows:
•
2024: Emma E. Giamartino, Vikram Kohli, Chad J. Doellinger, Daniel G. Queenan and Chandra Dhandapani
•
2023: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg and Daniel G. Queenan
•
2022: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan
•
2021: Emma E. Giamartino, Leah C. Stearns, Chandra Dhandapani, Michael J. Lafitte and Daniel G. Queenan
•
2020: Leah C. Stearns, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan
(2)
SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay Versus Performance table above. The following table details the applicable adjustments that that were made to determine CAP (all amounts are averages for the non-CEO NEOs)(A):

	2024

	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	21,556,187	6,415,263

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(16,339,427)	3,693,769

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	33,340,378	6,295,249

Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	10,829,334	1,263,649

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	288,412	158,894

Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(28,748)	67,720

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	(110,833)

Compensation Actually Paid	49,646,136	10,396,173

(A)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718.

(3)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group includes the following eight companies: JLL, a global commercial real estate services company publicly traded in the U.S., as well as the following companies that have significant commercial real estate or real estate capital markets businesses within the U.S. or globally, that in each case are publicly traded in the U.S. or abroad: Colliers International Group Inc. (CIGI), Cushman & Wakefield plc (CWK), ISS A/S (ISS), Marcus & Millichap, Inc. (MMI), Newmark Group Inc. (NMRK), Savills plc (SVS.L) and Walker & Dunlop, Inc. (WD).

Company Selected Measure Name	Core EPS
Named Executive Officers, Footnote
(1)
The CEO for each year reported was Robert E. Sulentic. The other NEOs for each year reported are as follows:
•
2024: Emma E. Giamartino, Vikram Kohli, Chad J. Doellinger, Daniel G. Queenan and Chandra Dhandapani
•
2023: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg and Daniel G. Queenan
•
2022: Emma E. Giamartino, Chandra Dhandapani, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan
•
2021: Emma E. Giamartino, Leah C. Stearns, Chandra Dhandapani, Michael J. Lafitte and Daniel G. Queenan
•
2020: Leah C. Stearns, John E. Durburg, Michael J. Lafitte and Daniel G. Queenan

Peer Group Issuers, Footnote
(3)
TSR is determined based on the value of an initial fixed investment of $100 on December 31, 2019. The Peer Group includes the following eight companies: JLL, a global commercial real estate services company publicly traded in the U.S., as well as the following companies that have significant commercial real estate or real estate capital markets businesses within the U.S. or globally, that in each case are publicly traded in the U.S. or abroad: Colliers International Group Inc. (CIGI), Cushman & Wakefield plc (CWK), ISS A/S (ISS), Marcus & Millichap, Inc. (MMI), Newmark Group Inc. (NMRK), Savills plc (SVS.L) and Walker & Dunlop, Inc. (WD).

PEO Total Compensation Amount	$ 21,556,187	$ 18,358,834	$ 25,912,100	$ 13,908,085	$ 11,993,465
PEO Actually Paid Compensation Amount	$ 49,646,136	16,844,606	1,749,522	67,396,503	(11,520,049)
Adjustment To PEO Compensation, Footnote

	2024

	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	21,556,187	6,415,263

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(16,339,427)	3,693,769

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	33,340,378	6,295,249

Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	10,829,334	1,263,649

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	288,412	158,894

Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(28,748)	67,720

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	(110,833)

Compensation Actually Paid	49,646,136	10,396,173

(A)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718.

Non-PEO NEO Average Total Compensation Amount	$ 6,415,263	5,448,974	5,259,697	6,090,375	3,675,860
Non-PEO NEO Average Compensation Actually Paid Amount	$ 10,396,173	5,440,481	(1,880,786)	17,034,237	753,759
Adjustment to Non-PEO NEO Compensation Footnote

	2024

	CEO ($)	Average Other NEOs ($)

Summary Compensation Table Total	21,556,187	6,415,263

Minus Summary Compensation Table Value of Equity Granted in the Fiscal Year	(16,339,427)	3,693,769

Plus Year-end Fair Value of Unvested Equity Awards Granted in Fiscal Year	33,340,378	6,295,249

Plus (Minus) Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years that are Outstanding and Unvested at Year-End	10,829,334	1,263,649

Plus Fair Value at Vesting Date of Awards Granted and Vested in Fiscal Year	288,412	158,894

Plus (Minus) Change in Fair Value as of the Vesting Date of Equity Awards Granted in Prior Years that Vested During the Fiscal Year	(28,748)	67,720

Minus Fair Value at Prior Year-End of Awards Granted in Prior Years that are Forfeited During the Fiscal Year	—	(110,833)

Compensation Actually Paid	49,646,136	10,396,173

(A)
The fair values of unvested and outstanding equity awards to our NEOs were re-measured as of the end of each fiscal year, and as of each vesting date, during the 2020, 2021, 2022, 2023 and 2024 fiscal years. Fair values as of each measurement date were determined using valuation assumptions and methodologies (including volatility, dividend yield, and risk-free interest rates) that are generally consistent with those used to estimate fair value at grant in accordance with ASC Topic 718.

Compensation Actually Paid vs. Total Shareholder Return
•
CAP vs. CBRE’s TSR. Over the 2020-2024 period, our CEO and other NEOs’ CAP amounts were generally aligned with our TSR. CAP amounts were lower than Summary Compensation Table total compensation amounts in 2020 and 2022 when our TSR was relatively flat and negative, respectively. In contrast, CAP amounts were significantly higher than Summary Compensation Table total compensation amounts in 2021 and 2024 when our TSR was strongly positive. In 2023, our CEO and other NEOs’ CAP amounts were slightly lower than Summary Compensation Table total compensation amounts, despite our positive TSR, driven primarily by our Core EPS performance versus internal goals, which resulted in lower numbers of shares vesting in our performance-based RSU program. Nonetheless, CBRE’s TSR has a strong impact on CAP amounts because the majority of our NEOs’ executive compensation is in the form of equity (79% for our CEO and 64%, on average, for our other NEOs, excluding strategic equity awards).

Compensation Actually Paid vs. Net Income
•
CAP vs. CBRE’s GAAP Net Income. Our GAAP Net Income is not correlated with CAP. The lack of correlation is primarily because CAP values for a given year are strongly influenced by year-over-year changes in our TSR, which do not always correlate to annual GAAP Net Income. In addition, GAAP Net Income is not a measure used in our incentive plans.

Compensation Actually Paid vs. Company Selected Measure
•
CAP vs. CBRE’s Core EPS. Our Core EPS increased each year from 2020 to 2022, then declined in 2023, and increased again in 2024. CAP amounts fluctuated over the same time period, with lower CAP values in 2020 and 2022, and higher CAP values in 2021, 2023 and 2024. The lack of correlation is partly because CAP values for a given year are strongly influenced by year-over-year changes in our TSR, which do not always correlate to annual Core EPS. Also, in our annual performance-based RSU program, Core EPS has been measured against internally-established goals on a two-year cumulative basis for grants made in 2020-2023, and on a one-year basis for grants made in 2024. Because of the different measurement periods for the 2020-2023 awards (i.e., year-over-year change for CAP vs. two-year cumulative measurement for Core EPS in our annual performance-based RSU program), as well as the fact that the Core EPS goals are set versus internal budgets and not based on a fixed year-over-year growth rate, there is no correlation between Core EPS and CAP values for the five years shown in the table.

Total Shareholder Return Vs Peer Group	• CBRE’s TSR vs. Peer Group TSR. The company’s indexed TSR outperformed the Peer Group indexed TSR in each year of the five-year period measured.
Tabular List, Table

The most important financial performance measures that we use to link executive compensation actually paid to the NEOs for the most recently completed fiscal year to our performance are as follows:

•
Core Earnings per share (Core EPS)
•
Core EBITDA
•
Segment Operating Profit
•
Relative TSR
•
Relative Adjusted EPS Growth

Core EPS was selected as the company-selected measure for the Pay versus Performance table below because it has the strongest alignment with long-term shareholder value. Core EPS is used to determine the number of shares earned in 50% of our performance-based RSU program, which comprises a significant portion of our NEOs’ target pay opportunities.

Total Shareholder Return Amount	$ 214.21	151.88	125.57	177.04	102.33
Peer Group Total Shareholder Return Amount	121.54	89.51	78.83	121.21	82.24
Net Income (Loss)	$ 968,000,000	$ 985,747,000	$ 1,407,370,000	$ 1,836,574,000	$ 751,989,000
Company Selected Measure Amount	5.1	3.84	5.69	5.33	3.27
PEO Name	Robert E. Sulentic
Measure:: 1
Pay vs Performance Disclosure
Name	Core Earnings per share (Core EPS)
Measure:: 2
Pay vs Performance Disclosure
Name	Core EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name	Segment Operating Profit
Measure:: 4
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 5
Pay vs Performance Disclosure
Name	Relative Adjusted EPS Growth
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (16,339,427)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	33,340,378
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,829,334
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	288,412
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(28,748)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,693,769
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,295,249
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,263,649
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	158,894
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	67,720
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (110,833)